1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

MATTHEW BARSAMIAN matthew.barsamian@dechert.com +1 202 261 3392 Direct +1 202 261 3013 Fax

December 20, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 851

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 851 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Amendment No. 852 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). This filing is being made for the purpose of incorporating disclosure related to (1) changes to the principal investment strategy of the Goldman Sachs ESG Emerging Markets Equity Fund and Goldman Sachs International Equity ESG Fund regarding the Funds’ use of environmental, social and governance (“ESG”) criteria, as well as certain related principal risks, which could be construed as material and have not been reviewed by the Staff previously, and (2) the change in sub-classification under the 1940 Act of the Goldman Sachs ESG Emerging Markets Equity Fund from “diversified” to “non-diversified.”

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes identified in the preceding paragraph, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 835. In addition, the Registrant addressed the Staff’s comments regarding Post-Effective Amendment No. 824 relating to the Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs ESG Emerging Markets Equity Fund, and Post-Effective Amendment No. 636 relating to the Goldman Sachs International Equity ESG Fund and Goldman Sachs International Equity Income Fund. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3392.

Sincerely,

/s/ Matthew Barsamian
Matthew Barsamian